Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Multi Strategy Alternatives Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,426		$ 9,080	$ 9,054	$ 8,557	$ 7,362	$ 6,877	$ 7,324	$ 7,065	$ 6,968	$ 7,666	$ 7,995
Columbia Multi Strategy Alternatives Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		9,558	9,460	8,878	7,578	7,027	7,430	7,112	6,962	7,601	7,870
Columbia Multi Strategy Alternatives Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,637	9,642	9,126	7,874	7,380	7,877	7,616	7,528	8,303	8,683
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Accumulated Value	10,000		10,532	10,613	10,796	11,129	11,752	12,277	10,655	10,178	10,256	10,978
FTSE One-Month U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE One-Month U.S. Treasury Bill Index
Accumulated Value	10,000		10,009	10,045	10,166	10,391	10,554	10,562	10,571	10,922	11,528	12,092
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Accumulated Value	$ 10,000		$ 9,301	$ 9,857	$ 10,142	$ 9,768	$ 10,056	$ 11,417	$ 11,073	$ 10,934	$ 11,578	$ 12,033